Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Combination [Text Block]
4.	Acquisitions

2025 acquisitions:

The Company completed nine acquisitions during the year, two in the FirstService Residential segment and seven in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired an amenity management firm, headquartered in Ithaca, New York, as well as a property management company located in Edmonton, Alberta. Within the FirstService Brands segment, the Company acquired three roofing businesses located in Alberta, Canada, San Diego, California, and Lakeland, Florida, respectively. In addition, the Company acquired a Paul Davis franchisee operating in Pennsylvania, an independent restoration company located in British Columbia, as well as two fire protection businesses headquartered in Salt Lake City, Utah, and Wilmington, Delaware, respectively.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Accounts receivable	$31,214
Other current assets	13,806
Non-current assets	16,561
Accounts payable	(16,286)
Accrued liabilities	(4,162)
Other current liabilities	(16,786)
Non-current liabilities	(2,002)
Deferred tax liabilities	(13,883)
Redeemable non-controlling interest	(41,310)
$(32,848)

Cash consideration, net of cash acquired of $7,629	$107,162
Acquisition date fair value of contingent consideration	6,990
Total purchase consideration	$114,152

Acquired intangible assets	$45,035
Goodwill	$101,965

Acquisition-related items included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended December 31, 2025 totaled $16,316 (2024 - $5,621). Also included in acquisition-related items was a reversal of $4,195 related to contingent acquisition consideration fair value adjustments (2024 - reversal of $20,023).

The purchase price allocations for certain transactions completed in the last twelve months are not yet finalized, pending final determination of the fair value of assets acquired, the corresponding deferred tax liabilities, and final working capital adjustments. The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates. There have been no material changes to the estimated purchase price allocations that were finalized throughout the year ended December 31, 2025.

The amount of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2025, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2024, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2025	$153,759	$11,639
Supplemental pro forma for 2025 (unaudited)	5,553,279	200,901
Supplemental pro forma for 2024 (unaudited)	5,367,848	204,129

Supplemental pro forma results were adjusted for non-recurring items.

2024 acquisitions:

The Company completed eight acquisitions in 2024, two in the FirstService Residential segment and six in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired two property management firms operating in Tampa, Florida and San Francisco, California, respectively. Within the FirstService Brands segment, the Company acquired an independent restoration company located in Atlanta, Georgia, as well as two fire protection companies operating in Birmingham, Alabama and Asheboro, North Carolina, respectively. Also, within the FirstService Brands segment, the Company acquired three commercial roofing companies headquartered in Fort Myers, Florida, Malabar, Florida, and Denver, Colorado, respectively.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Accounts receivable	$61,987
Other current assets	25,965
Non-current assets	12,686
Accounts payable	(19,013)
Accrued liabilities	(25,282)
Other current liabilities	(19,524)
Non-current liabilities	(1,385)
Deferred tax liabilities	(34,749)
Redeemable non-controlling interest	(95,143)
$(94,458)

Cash consideration, net of cash acquired of $27,412	$212,246
Acquisition date fair value of contingent consideration	52,802
Total purchase consideration	$265,048

Acquired intangible assets	$156,522
Goodwill	$202,984

In all years presented, the fair values of non-controlling interests for all acquisitions were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of all acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For certain acquisitions completed during the year ended December 31, 2025, goodwill in the amount of $4,219 is deductible for income tax purposes (2024 - $63,397).

The determination of fair values of assets acquired and liabilities assumed in business combinations required the use of estimates and judgement by management, particularly in determining fair values of intangible assets acquired. Intangible assets acquired at fair value on the date of acquisition are recorded using the income approach on an individual asset basis. The assumptions used in estimating the fair values of intangible assets include future EBITDA margins, revenue growth rates, revenue attributable to returning customers, expected attrition rates of acquired customer relationships and the discount rates.

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to two-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at December 31, 2025 was $46,952 (see note 16). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $40,841 to a maximum of $48,048. These contingencies will expire during the period extending to November 2027. During the year ended December 31, 2025, $22,910 was paid with reference to such contingent consideration (2024 - $29,404).